Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Our California health plan has entered into a provider agreement with Pacific Healthcare IPA (Pacific), which is 50% owned by the brother-in-law of Dr. J. Mario Molina, our Chief Executive Officer, and John C. Molina, our Chief Financial Officer. Under the terms of this provider agreement, the California health plan pays Pacific for medical care Pacific provides to health plan members. For the three and six months ended June 30, 2016 and 2015, the amounts paid to Pacific were insignificant.
Refer to Note 16, "Variable Interest Entities (VIEs)," for a discussion of the Joseph M. Molina, M.D. Professional Corporations.

Related Party Transactions
Prior to December 22, 2015, we were the lessee under a lease with 6th & Pine Development, LLC (the Landlord) for two office buildings. The principal members of the Landlord were John C. Molina, our chief financial officer and a director of Molina Healthcare, Inc., and his wife. In addition, in connection with the development of the buildings being leased, John C. Molina pledged certain of his common stock holdings in Molina Healthcare, Inc. Dr. J. Mario Molina, our chief executive officer, president and chairman of the board of directors, holds a partial interest in such shares as trust beneficiary. On December 22, 2015, the Landlord assigned the lease to an unrelated third party. There were no significant changes to the lease other than the assignment to the new owner. As a result of the assignment, as of December 31, 2015, amounts previously reported as lease financing obligations - related party were reported in lease financing obligations on the accompanying consolidated balance sheets. For information regarding the lease financing obligation associated with this lease, refer to Note 12, "Debt."
Our California health plan has entered into a provider agreement with Pacific Healthcare IPA (Pacific), which is 50% owned by the brother-in-law of Dr. J. Mario Molina and John C. Molina. Under the terms of this provider agreement, the California health plan paid Pacific approximately $1 million in each of 2015 and 2014 for medical care provided to health plan members. Payments in 2013 were insignificant.
Refer to Note 18, "Variable Interest Entities (VIEs)," for a discussion of the Joseph M. Molina, M.D. Professional Corporations.